Employee Benefits (Post-Employment) - Disclosure of Changes in the Actuarial Liabilities, Fair Value of Assets and Amounts Recognized in Statement of Financial Position (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Changes in the present value of obligations
Obligations at the beginning of the year	$ 37,842
Interest expense:	(2,428)	$ (2,054)	$ (1,778)
Current service cost	(298)	(250)	(182)
Cumulative Translation Adjustment	357	(2,700)
Obligations at the end of the year	36,855	37,842
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	15,545
Cumulative Translation Adjustment	(357)	2,700
Fair value of plan assets at the end of the year	15,025	15,545
Amounts recognized in the Statement of Financial Position
Present value of obligations	37,842	37,842		$ 36,855	$ 37,842
Fair value of plan assets	(15,545)	(15,545)		(15,025)	(15,545)
Net actuarial liability as of December 31,				21,830	22,297
Changes in the net actuarial liability
Balance as of January 1,	22,297	12,850
Remeasurement effects recognized in other comprehensive income	(1,908)	5,296
Costs incurred in the period	2,726	2,304
Contributions paid	(699)	(558)
Payments related to Term of financial commitment (TFC)	(223)	(202)
Others	(6)	(93)
Cumulative Translation Adjustment	(357)	2,700
Balance as of December 31,	21,830	22,297	12,850
Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	37,842	25,363
Interest expense:	4,080	4,050
Term of financial commitment (TFC)	325	427
Actuarial	3,755	3,623
Current service cost	298	250
Contributions paid by participants	68	92
Benefits paid	(2,408)	(1,701)
Remeasurement: Experience (gains) / losses	(3,207)	(2,146)
Remeasurement: (gains) / losses-demographic assumptions	(80)	29
Remeasurement: (gains) / losses-financial assumptions	846	6,833
Others	(6)	(128)
Cumulative Translation Adjustment	(578)	5,200
Obligations at the end of the year	36,855	37,842	25,363
Changes in the fair value of plan assets
Cumulative Translation Adjustment	578	(5,200)
Amounts recognized in the Statement of Financial Position
Present value of obligations	37,842	25,363	25,363	36,855	37,842
Changes in the net actuarial liability
Cumulative Translation Adjustment	578	(5,200)
Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment	221	(2,500)
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	15,545	12,513
Interest income	1,652	1,996
Contributions paid by the sponsor (Company)				699	558
Contributions paid by participants				68	92
Term of financial commitment (TFC) paid by the Company	223	202
Benefits Paid	(2,408)	(1,701)
Remeasurement: Return on plan assets due to lower interest income	(533)	(580)
Others					(35)
Cumulative Translation Adjustment	(221)	2,500
Fair value of plan assets at the end of the year	15,025	15,545	12,513
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(15,545)	(12,513)	(12,513)	(15,025)	(15,545)
Changes in the net actuarial liability
Cumulative Translation Adjustment	(221)	2,500
Petros Pension Plan [member]
Changes in the present value of obligations
Obligations at the beginning of the year	25,872
Interest expense:	(1,167)	(945)	(801)
Current service cost	(89)	(83)	(77)
Cumulative Translation Adjustment	173	(1,249)
Obligations at the end of the year	25,081	25,872
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	15,120
Cumulative Translation Adjustment	(173)	1,249
Fair value of plan assets at the end of the year	14,353	15,120
Amounts recognized in the Statement of Financial Position
Present value of obligations	25,872	25,872		25,081	25,872
Fair value of plan assets	(15,120)	(15,120)		(14,353)	(15,120)
Net actuarial liability as of December 31,				10,728	10,752
Changes in the net actuarial liability
Balance as of January 1,	10,752	5,937
Remeasurement effects recognized in other comprehensive income	(654)	2,935
Costs incurred in the period	1,256	1,028
Contributions paid	(230)	(195)
Payments related to Term of financial commitment (TFC)	(223)	(202)
Cumulative Translation Adjustment	(173)	1,249
Balance as of December 31,	10,728	10,752	5,937
Petros Pension Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	25,872	18,170
Interest expense:	2,776	2,900
Term of financial commitment (TFC)	325	427
Actuarial	2,451	2,473
Current service cost	89	83
Contributions paid by participants	68	92
Benefits paid	(1,905)	(1,332)
Remeasurement: Experience (gains) / losses	(2,755)	(1,357)
Remeasurement: (gains) / losses-demographic assumptions	22	74
Remeasurement: (gains) / losses-financial assumptions	1,293	3,551
Cumulative Translation Adjustment	(379)	3,691
Obligations at the end of the year	25,081	25,872	18,170
Changes in the fair value of plan assets
Cumulative Translation Adjustment	379	(3,691)
Amounts recognized in the Statement of Financial Position
Present value of obligations	25,872	18,170	18,170	25,081	25,872
Changes in the net actuarial liability
Cumulative Translation Adjustment	379	(3,691)
Petros Pension Plan [member] | Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment	206	(2,442)
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	15,120	12,233
Interest income	1,609	1,955
Contributions paid by the sponsor (Company)				230	195
Contributions paid by participants				68	92
Term of financial commitment (TFC) paid by the Company	223	202
Benefits Paid	(1,905)	(1,332)
Remeasurement: Return on plan assets due to lower interest income	(786)	(667)
Cumulative Translation Adjustment	(206)	2,442
Fair value of plan assets at the end of the year	14,353	15,120	12,233
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(15,120)	(12,233)	(12,233)	(14,353)	(15,120)
Changes in the net actuarial liability
Cumulative Translation Adjustment	(206)	2,442
Petros 2 Pension Plan [member]
Changes in the present value of obligations
Obligations at the beginning of the year	678
Interest expense:	(32)	(12)	(29)
Current service cost	(44)	(21)	(35)
Cumulative Translation Adjustment	4	(18)
Obligations at the end of the year	887	678
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	385
Cumulative Translation Adjustment	(4)	18
Fair value of plan assets at the end of the year	627	385
Amounts recognized in the Statement of Financial Position
Present value of obligations	678	678		887	678
Fair value of plan assets	(385)	(385)		(627)	(385)
Net actuarial liability as of December 31,				260	293
Changes in the net actuarial liability
Balance as of January 1,	293	71
Remeasurement effects recognized in other comprehensive income	(105)	171
Costs incurred in the period	76	33
Cumulative Translation Adjustment	(4)	18
Balance as of December 31,	260	293	71
Petros 2 Pension Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	678	297
Interest expense:	72	48
Actuarial	72	48
Current service cost	44	21
Benefits paid	(34)	(16)
Remeasurement: Experience (gains) / losses	61	(12)
Remeasurement: (gains) / losses-demographic assumptions	(30)	(6)
Remeasurement: (gains) / losses-financial assumptions	113	276
Cumulative Translation Adjustment	(17)	70
Obligations at the end of the year	887	678	297
Changes in the fair value of plan assets
Cumulative Translation Adjustment	17	(70)
Amounts recognized in the Statement of Financial Position
Present value of obligations	678	297	297	887	678
Changes in the net actuarial liability
Cumulative Translation Adjustment	17	(70)
Petros 2 Pension Plan [member] | Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment	13	(52)
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	385	226
Interest income	40	36
Benefits Paid	(34)	(16)
Remeasurement: Return on plan assets due to lower interest income	249	87
Cumulative Translation Adjustment	(13)	52
Fair value of plan assets at the end of the year	627	385	226
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(385)	(226)	(226)	(627)	(385)
Changes in the net actuarial liability
Cumulative Translation Adjustment	(13)	52
AMS Medical Plan [member]
Changes in the present value of obligations
Obligations at the beginning of the year	11,214
Interest expense:	(1,222)	(1,093)	(933)
Current service cost	(161)	(128)	(58)
Cumulative Translation Adjustment	178	(1,418)
Obligations at the end of the year	10,802	11,214
Changes in the fair value of plan assets
Cumulative Translation Adjustment	(178)	1,418
Amounts recognized in the Statement of Financial Position
Present value of obligations	11,214	11,214		10,802	11,214
Net actuarial liability as of December 31,				10,802	11,214
Changes in the net actuarial liability
Balance as of January 1,	11,214	6,753
Remeasurement effects recognized in other comprehensive income	(1,150)	2,176
Costs incurred in the period	1,383	1,221
Contributions paid	(467)	(354)
Cumulative Translation Adjustment	(178)	1,418
Balance as of December 31,	10,802	11,214	6,753
AMS Medical Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	11,214	6,753
Interest expense:	1,222	1,093
Actuarial	1,222	1,093
Current service cost	161	128
Benefits paid	(466)	(351)
Remeasurement: Experience (gains) / losses	(520)	(778)
Remeasurement: (gains) / losses-demographic assumptions	(63)	(40)
Remeasurement: (gains) / losses-financial assumptions	(567)	2,994
Cumulative Translation Adjustment	(179)	1,415
Obligations at the end of the year	10,802	11,214	6,753
Changes in the fair value of plan assets
Cumulative Translation Adjustment	179	(1,415)
Amounts recognized in the Statement of Financial Position
Present value of obligations	11,214	6,753	6,753	10,802	11,214
Changes in the net actuarial liability
Cumulative Translation Adjustment	179	(1,415)
AMS Medical Plan [member] | Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment	1	3
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	0
Contributions paid by the sponsor (Company)				467	354
Benefits Paid	(466)	(351)
Cumulative Translation Adjustment	(1)	(3)
Fair value of plan assets at the end of the year	0	0
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	0	0		0	0
Changes in the net actuarial liability
Cumulative Translation Adjustment	(1)	(3)
Other plans [member]
Changes in the present value of obligations
Obligations at the beginning of the year	78
Interest expense:	(7)	(4)	(15)
Current service cost	(4)	(18)	(12)
Cumulative Translation Adjustment	2	(15)
Obligations at the end of the year	85	78
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	40
Cumulative Translation Adjustment	(2)	15
Fair value of plan assets at the end of the year	45	40
Amounts recognized in the Statement of Financial Position
Present value of obligations	78	78		85	78
Fair value of plan assets	(40)	(40)		(45)	(40)
Net actuarial liability as of December 31,				40	38
Changes in the net actuarial liability
Balance as of January 1,	38	89
Remeasurement effects recognized in other comprehensive income	1	14
Costs incurred in the period	11	22
Contributions paid	(2)	(9)
Others	(6)	(93)
Cumulative Translation Adjustment	(2)	15
Balance as of December 31,	40	38	89
Other plans [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	78	143
Interest expense:	10	9
Actuarial	10	9
Current service cost	4	18
Benefits paid	(3)	(2)
Remeasurement: Experience (gains) / losses	7	1
Remeasurement: (gains) / losses-demographic assumptions	(9)	1
Remeasurement: (gains) / losses-financial assumptions	7	12
Others	(6)	(128)
Cumulative Translation Adjustment	(3)	24
Obligations at the end of the year	85	78	143
Changes in the fair value of plan assets
Cumulative Translation Adjustment	3	(24)
Amounts recognized in the Statement of Financial Position
Present value of obligations	78	143	143	85	78
Changes in the net actuarial liability
Cumulative Translation Adjustment	3	(24)
Other plans [member] | Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment	1	(9)
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	40	54
Interest income	3	5
Contributions paid by the sponsor (Company)				2	9
Benefits Paid	(3)	(2)
Remeasurement: Return on plan assets due to lower interest income	4
Others					(35)
Cumulative Translation Adjustment	(1)	9
Fair value of plan assets at the end of the year	45	40	54
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(40)	(54)	$ (54)	$ (45)	$ (40)
Changes in the net actuarial liability
Cumulative Translation Adjustment	$ (1)	$ 9